Combined Prospectus - Combined Prospectus: 1	Sep. 04, 2026 USD ($) shares
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Ordinary Shares, euro 0.02 par value per share, issuable upon exercise of Warrants (Primary Offering)
Amount of Securities Previously Registered | shares	17,333,333
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 227,413,328.96
Form Type	F-4
File Number	333-296239
Initial Effective Date	Aug. 05, 2026
Combined Prospectus Note	Represents up to 17,333,333 Ordinary Shares issuable upon exercise of the Warrants that were previously registered on the Registration Statement on Form F-4 (File No. 333-296239), declared effective on August 5, 2026 (the “Prior Registration Statement”). No registration fee is payable in connection with such Ordinary Shares because such securities are being transferred from the Prior Registration Statement pursuant to Rule 429(b) under the Securities Act. See the Rule 429 disclosure on the facing page of this Registration Statement.